DERIVATIVE LIABILITY (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Liability Tables
Value at December 31, 2016	$ 90,738
Initial value at the debt issuance		$ 832,846
Decrease in value	(24,777)	(742,108)
Value at December 31, 2017	$ 65,961	$ 90,738